Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31,	December 31,
	2020	2021

	(in thousands)
Accounts receivable	$243,816	410,140
Accounts receivable from related parties	-	71
Less: Loss allowance	(190)	-
	$243,626	410,211

Schedule of analysis of expected credit losses	Analysis of expected credit losses which was measured based on the aforementioned method, was as follows:

	December 31, 2020
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$243,208	0%	$-
Past due within 30 days	36	0%	-
Past due 31‑60 days	382	0%	-
Past due 61‑90 days	-	0%	-
Past due 91‑120 days	-	0%-6.32%	-
Past due over 121 days	-	100.00%	-
	$243,626		$-

	December 31, 2021
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$408,415	0%	$-
Past due within 30 days	795	0%	-
Past due 31‑60 days	924	0%	-
Past due 61‑90 days	77	0%	-
Past due 91‑120 days	-	0%	-
Past due over 121 days	-	100.00%	-
	$410,211		$-

Summary of activity in the loss allowance

The activity in the loss allowance is as follows:

Loss Allowance

	Balance at		Amounts
	Beginning	Charges to	utilized /	Balance at
Period	of year	earnings	write-offs	end of year

	(in thousands)

Year 2019	$290	67	(167)	190
Year 2020	$190	-	-	190
Year 2021	$190	(190)	-	-